Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Other Financial Information [Abstract]
Schedule Of Ethanol Sales And Other Revenue

(Thousands of dollars)	2013	2012	2011
Sales of ethanol and related plant products	$269,254	$290,158	$207,266
Renewable Identification Numbers (RINs) sales	91,391	8,830	2,924
Other	2,907	2,988	6,614
Total ethanol sales and other revenue	$363,552	$301,976	$216,804

Summary Of Changes In Operating Working Capital

(Thousands of dollars)	2013	2012	2011
Accounts receivable	$331,679	$(171,115)	$244,828
Inventories	20,532	(29,784)	20,181
Prepaid expenses	(6,623)	(3,187)	(1,391)
Deferred income tax assets	-	-	3,128
Accounts payable and accrued liabilities	(272,371)	230,704	(452,491)
Income taxes payable	7,276	4,396	(96,533)
Current deferred income tax liabilities	(5,628)	1,539	11,232
Net decrease (increase) in noncash operating working capital	$74,865	$32,553	$(271,046)